Cover Page	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Acadian Asset Management Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38979
Entity Tax Identification Number	47-1121020
Entity Address, Address Line One	260 Franklin Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	369-7300
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	AAMI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001748824
Amendment Flag	false